Borrowed Funds and Subordinated debentures (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Debt Instrument [Line Items]
Subordinated debentures	$ 15,465,000	$ 15,465,000
Marketable Securities, Equity Securities	465,000
FHLB Advances [Member]
Debt Instrument [Line Items]
Number of FHLB Advances	3
Federal Home Loan Bank, Advances, Branch of FHLB Bank, Amount of Advances	10,000,000
FHLB Repurchase Agreements [Member]
Debt Instrument [Line Items]
Number of FHLB Advances	3
Federal Home Loan Bank, Advances, Branch of FHLB Bank, Amount of Advances	10,000,000
Subordinated Debenture July 24, 2006 [Member]
Debt Instrument [Line Items]
Debt Instrument, Maturity Date	Jul. 24, 2036
Subordinated debentures	10,000,000
Debt Instrument, Interest Rate at Period End	1.84%	1.90%
Debt Instrument, Basis Spread on Variable Rate	0.0159%
Subordinated Debenture December 19, 2006 [Member]
Debt Instrument [Line Items]
Debt Instrument, Maturity Date	Dec. 19, 2036
Subordinated debentures	5,000,000
Debt Instrument, Interest Rate at Period End	1.89%	1.96%
Debt Instrument, Basis Spread on Variable Rate	0.0165%
Securities Sold under Agreements to Repurchase [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	3.67%
Debt Instrument, Maturity Date	Feb. 28, 2018
Debt Instrument, Interest Rate at Period End	3.67%	3.67%	3.67%
Secured Debt, Repurchase Agreements	15,000,000
FHLB advance April 27, 2005 [Member]
Debt Instrument [Line Items]
Federal Home Loan Bank, Advances, Branch of FHLB Bank, Interest Rate	3.70%
Debt Instrument, Maturity Date	Apr. 27, 2015
FHLB advance November 2, 2006 [Member]
Debt Instrument [Line Items]
Federal Home Loan Bank, Advances, Branch of FHLB Bank, Interest Rate	4.03%
Debt Instrument, Maturity Date	Nov. 02, 2016
FHLB advance August 10, 2007 [Member]
Debt Instrument [Line Items]
Federal Home Loan Bank, Advances, Branch of FHLB Bank, Interest Rate	4.23%
Debt Instrument, Maturity Date	Aug. 10, 2017
FHLB repo-advance December 15, 2006 [Member]
Debt Instrument [Line Items]
Debt Instrument, Maturity Date	Dec. 15, 2016
FHLB repo-advance April 5, 2007 [Member]
Debt Instrument [Line Items]
Federal Home Loan Bank, Advances, Branch of FHLB Bank, Interest Rate	4.21%
Debt Instrument, Maturity Date	Apr. 05, 2017
FHLB repo-advance April 5, 2007 [Member] | Subordinated Debenture December 19, 2006 [Member]
Debt Instrument [Line Items]
Federal Home Loan Bank, Advances, Branch of FHLB Bank, Interest Rate	4.13%
FHLB repo-advance December 20, 2007 [Member]
Debt Instrument [Line Items]
Federal Home Loan Bank, Advances, Branch of FHLB Bank, Interest Rate	3.34%
Debt Instrument, Maturity Date	Dec. 20, 2017
FHLB Overnight Line of Credit [Member]
Debt Instrument [Line Items]
Federal Home Loan Bank, Advances, General Debt Obligations, Maximum Amount Available	$ 32,000,000
Debt Instrument, Interest Rate, Stated Percentage	0.40%